Related Party Transactions (Details Narrative) - USD ($)						1 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Nov. 09, 2022	Aug. 16, 2021	Apr. 19, 2021	Apr. 13, 2021	Apr. 12, 2021	Dec. 31, 2022	Nov. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 27, 2023	Nov. 14, 2022
Related Party Transaction [Line Items]
Common stock par value						$ 18.00		$ 18.00				$ 18.00		$ 0.0001
Proceeds from private placement											$ 5,760,000
Payments to related party omitted fees						$ 20,000	$ 20,000
Working Capital Loans Warrant [Member]
Related Party Transaction [Line Items]
Loans convertible into warrants						$ 1,500,000		$ 1,500,000				$ 1,500,000
Price of warrants (in dollars per share)						$ 1.00		$ 1.00				$ 1.00
Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Number of warrants issued					5,760,000
Exercise price of warrants		$ 11.50			$ 1.00
Proceeds from private placement		$ 5,760,000			$ 5,760,000
Business Combination [Member]
Related Party Transaction [Line Items]
Business combination, reason for business combination								one year after the completion of the initial Business Combination or (ii) the date following the completion of the initial Business Combination on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the shareholders having the right to exchange their ordinary shares for cash, securities or other property. Notwithstanding the foregoing, if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 120 days after the initial Business Combination, the Founder Shares will be released from the lockup.				one year after the completion of the initial Business Combination or (ii) the date following the completion of the initial Business Combination on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the shareholders having the right to exchange their ordinary shares for cash, securities or other property. Notwithstanding the foregoing, if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 120 days after the initial Business Combination, the Founder Shares will be released from the lockup.
Jet Token, Inc. [Member]
Related Party Transaction [Line Items]
Purchase price, per unit										$ 0.75	$ 0.75		$ 0.75
Common stock par value						$ 0.0000001		$ 0.0000001		$ 0.0000001	$ 0.0000001	$ 0.0000001	$ 0.0000001
Number of shares exercised													1,000,000
Repayments of short term debt								$ 0	$ 72,000			$ 42,000	$ 200,196
Loans payable						$ 242,196		$ 0	$ 242,196	$ 0	$ 0	$ 242,196	$ 0
Common Class B [Member]
Related Party Transaction [Line Items]
Common stock par value						$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common Class A [Member]
Related Party Transaction [Line Items]
Common stock par value						$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Number of shares exercised	10,313,048
Redemption price per share	$ 10.22
Redemption amount	$ 105,424,960
Sponsor [Member]
Related Party Transaction [Line Items]
Extension loan amount	$ 575,000
Sponsor [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Notes payable			$ 300,000
Repayments of debt			$ 195,175
Aggregate principal amount															$ 575,000
Related Party [Member] | Jet Token, Inc. [Member] | Executive Chairman [Member]
Related Party Transaction [Line Items]
Due to related parties						$ 0		$ 0		$ 200,196	$ 200,196	$ 0	$ 200,196
Founder Shares [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Payments from related party					$ 25,000
Purchase price, per unit					$ 0.009
Founder Shares [Member] | Sponsor [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Number of shares issued					2,875,000
Common stock par value					$ 0.0001
Founder Shares [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Payments from related party					$ 25,000
Administrative Support Agreement [Member]
Related Party Transaction [Line Items]
Payments to related party				$ 10,000				$ 80,000		$ 50,000		$ 100,000